Income taxes - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Loss before income taxes	$ (20,275)	$ (24,959)	$ (50,228)
Germany
Disclosure of geographical areas [line items]
Loss before income taxes	(13,950)	(19,179)	(20,500)
Canada
Disclosure of geographical areas [line items]
Loss before income taxes	(5,592)	(5,659)	(29,496)
United States
Disclosure of geographical areas [line items]
Loss before income taxes	$ (733)	$ (121)	$ (232)